Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2018
Supplemental Cash Flow Elements [Abstract]
Schedule of Reconciliation of Cash, Cash Equivalents and Restricted Cash
The following is a tabular reconciliation of the Partnership's cash, cash equivalents and restricted cash balances for the periods presented in the Partnership's consolidated statements of cash flows:

	December 31, 2018 $	December 31, 2017 $	December 31, 2016 $	December 31, 2015 $
Cash and cash equivalents	149,014	244,241	126,146	102,481
Restricted cash - current	38,329	22,326	10,145	6,600
Restricted cash - long-term	35,521	72,868	106,882	104,919
Total	222,864	339,435	243,173	214,000

Changes in Operating Assets and Liabilities
The changes in operating assets and liabilities for years ended December 31, 2018, 2017 and 2016 are as follows:

	Year Ended December 31, 2018 $	Year Ended December 31, 2017 $	Year Ended December 31, 2016 $
Accounts receivable	3,542	1,620	5,494
Prepaid expenses and other current assets	(3,843)	(2,815)	745
Accounts payable	274	(2,053)	2,791
Accrued liabilities and other long-term liabilities	13,958	2,449	(1,572)
Unearned revenue and long-term unearned revenue	4,234	(1,456)	(3,218)
Advances to and from affiliates	2,183	(913)	(9,699)
Other operating assets and liabilities	(1,130)	772	(4,402)
Total	19,218	(2,396)	(9,861)